Submission	Sep. 22, 2026
Submission [Line Items]
Central Index Key	0001844505
Registrant Name	QT IMAGING HOLDINGS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES